Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000008448 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000008448 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000008448 [Member] | Nestle SA Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000008448 [Member] | Novartis AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000008448 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000008448 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000008448 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000008448 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000008448 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000008448 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000008448 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[2]
C000008448 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008448 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008448 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008448 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008448 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000008448 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008448 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008448 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008448 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008448 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008448 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008447 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000008447 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000008447 [Member] | Nestle SA Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000008447 [Member] | Novartis AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000008447 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000008447 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000008447 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000008447 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000008447 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000008447 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000008447 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[4]
C000008447 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008447 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008447 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008447 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008447 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000008447 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008447 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008447 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008447 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008447 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008447 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201956 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000201956 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000201956 [Member] | Nestle SA Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000201956 [Member] | Novartis AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000201956 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000201956 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000201956 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000201956 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000201956 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000201956 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000201956 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[6]
C000201956 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201956 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000201956 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000201956 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000201956 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000201956 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201956 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000201956 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244427 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000244427 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000244427 [Member] | Nestle SA Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[7]
C000244427 [Member] | Novartis AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000244427 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000244427 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000244427 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000244427 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000244427 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000244427 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000244427 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[8]
C000244427 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000244427 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244427 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244427 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244427 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000244427 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244427 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244427 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244427 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244427 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000244427 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099168 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000099168 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000099168 [Member] | Nestle SA Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000099168 [Member] | Novartis AG Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000099168 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000099168 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000099168 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000099168 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000099168 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000099168 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000099168 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[10]
C000099168 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000099168 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000099168 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000099168 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099168 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000099168 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099168 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000099168 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000099168 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000099168 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000099168 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Excludes short-term securities.
[10]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.